INCOME TAXES (Narrative) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
INCOME TAXES [Abstract]
Net operating loss carryforwards	$ 1,765,000
Expiration date	Dec. 31, 2032
Gross deferred tax assets	$ 681,993